Debt (Details) - Part-2	Feb. 25, 2023 USD ($)	Dec. 16, 2022 USD ($)	Oct. 31, 2022 USD ($)	Sep. 25, 2021 USD ($)	Jun. 25, 2021 USD ($)	Jan. 11, 2021 USD ($)	Mar. 31, 2024 USD ($)	Nov. 08, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 11, 2021
Debt [Line Items]
Fixed interest rate								8.50%
Commercial Loan Two [Member]
Debt [Line Items]
Fixed interest rate						4.35%
Farmers National Bank Of Danville [Member]
Debt [Line Items]
Debt-service coverage ratio					1
First South National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Loan amount						$ 1,278,400
Fixed interest rate						4.35%
Amended date						Jan. 25, 2031
Fixed rate loan monthly payments						$ 13,157
Commercial loan issuance costs							$ 253		$ 251		$ 10,085
First South National Bank [Member] | Commercial Loans Three [Member]
Debt [Line Items]
Loan amount						450,000
Revolving Credit Facility [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Secured credit facility					$ 2,000,000
Closed end line					120 days
Purchase price percentage					85.00%
Interest rate					0.50%
Revolving Credit Facility [Member] | Minimum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
New york prime rate					3.57%
Closed End Line Of Credit Facility [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Loan amount					$ 8,000,000
Purchase price percentage					85.00%
Closed End Line Of Credit Facility [Member] | Minimum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
New york prime rate					3.57%
Closed End Line Of Credit Facility [Member] | First Five Years [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Fixed interest rate					3.98%
Closed End Line Of Credit Facility [Member] | After Five Years [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Interest rate					0.65%
Revolving Credit Facility And Closed End Line Of Credit Facility [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Initial purchase price					15.00%
Acquisition Of Kuai Veterinary Clinic [Member] | Farmers National Bank Of Danville [Member] | Commercial Loans One [Member]
Debt [Line Items]
Loan amount						$ 1,105,000
Fixed interest rate						4.35%
Amended date						Feb. 25, 2041
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loans One [Member]
Debt [Line Items]
Fixed interest rate						4.35%
Fixed rate loan monthly payments						$ 6,903
Commercial loan issuance costs							165		163		13,264
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loans Three [Member]
Debt [Line Items]
Loan amount				$ 469,914
Fixed interest rate				5.05%		5.05%
Amended date						Feb. 25, 2023
Fixed rate loan monthly payments				$ 27,164
Commercial loan issuance costs							0		58		753
Acquisition Of Kuai Veterinary Clinic [Member] | First South National Bank [Member] | Commercial Loan Three [Member]
Debt [Line Items]
Loan amount	$ 469,914
Fixed interest rate	5.05%											5.05%
Amended date												Feb. 25, 2023
Fixed rate loan monthly payments	$ 27,164
Commercial loan issuance costs											$ 753
Pony Express Practice Acquistion [Member] | First South National Bank [Member] | Commercial Loans One [Member]
Debt [Line Items]
Loan amount			$ 2,086,921
Fixed interest rate			5.97%
Amended date			Oct. 31, 2025
Fixed rate loan monthly payments			$ 23,138
Final monthly payment			1,608,530
Pony Express Practice Acquistion [Member] | First Southern National Bank [Member] | Commercial Loans One [Member]
Debt [Line Items]
Commercial loan issuance costs							2,123		2,100	$ 25,575
Pony Express Practice Acquistion [Member] | First Southern National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Loan amount			$ 400,000
Fixed interest rate			5.97%
Amended date			Oct. 31, 2042
Fixed rate loan monthly payments			$ 2,859
Commercial loan issuance costs							41		40	3,277
Pony Express Practice Acquistion [Member] | First Southern National Bank [Member] | Commercial Loans Three [Member]
Debt [Line Items]
Loan amount			$ 700,000
Fixed interest rate			6.75%
Amended date			Apr. 01, 2023
Fixed rate loan monthly payments			$ 6,903
Final monthly payment			423,278
Pony Express Practice Acquistion [Member] | First Southern National Bank [Member] | Commercial Loan Three [Member]
Debt [Line Items]
Commercial loan issuance costs			$ 0
Old Fourty One Practise Acquistion [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount		$ 568,000
Fixed interest rate		6.50%
Old Fourty One Practise Acquistion [Member] | First Southern National Bank [Member] | Commercial Loans One [Member]
Debt [Line Items]
Loan amount		$ 640,000
Fixed interest rate		6.50%
Amended date		Dec. 16, 2025
Fixed rate loan monthly payments		$ 4,772
Commercial loan issuance costs							376		372	4,531
Final monthly payment		$ 593,039
Old Fourty One Practise Acquistion [Member] | First Southern National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Commercial loan issuance costs							$ 422		$ 417	$ 5,077
Old Fourty One Practise Acquistion [Member] | First Southern National Bank [Member] | Commercial Loan Two [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fixed interest rate		6.50%
Old Fourty One Practise Acquistion [Member] | First Southern National Bank [Member] | Commercial Loans Two [Member]
Debt [Line Items]
Amended date		Dec. 16, 2025
Old Fourty One Practise Acquistion [Member] | Upto Twelve Months [Member] | First Southern National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Fixed rate loan monthly payments		$ 2,830
Old Fourty One Practise Acquistion [Member] | After Twelve Months [Member] | First Southern National Bank [Member] | Commercial Loan Two [Member]
Debt [Line Items]
Fixed rate loan monthly payments		$ 7,443